Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income (loss)	$ 86,000,000	$ 78,000,000	$ 158,000,000	$ (69,000,000)	$ 267,000,000
Adjustments to reconcile net income (loss) to net cash used in operating activities:
(Benefit) provision for loan losses	(16,000,000)	(17,000,000)	(19,000,000)	132,000,000	70,000,000
Representation and warranty (benefit) provision	(6,000,000)	(7,000,000)	(19,000,000)	10,000,000	36,000,000
Depreciation and amortization	16,000,000	11,000,000	24,000,000	24,000,000	23,000,000
Changes in valuation allowance on deferred tax assets			11,000,000	8,000,000	(356,000,000)
Deferred income taxes	31,000,000	43,000,000	67,000,000	(36,000,000)	(59,000,000)
Change in fair value and other non-cash changes			(132,000,000)	(280,000,000)	(121,000,000)
Net gain on loan and asset sales	(163,000,000)	(171,000,000)	(288,000,000)	(218,000,000)	(430,000,000)
Other than temporary impairment losses on investment securities AFS			0	0	9,000,000
Net (gain) loss on transferors' interest			0	0	(46,000,000)
Proceeds from sales of loans held-for-sale (HFS)	9,761,000,000	9,764,000,000	18,467,000,000	17,189,000,000	37,162,000,000
Origination, premium paid and purchase of loans, net of principal repayments	(14,639,000,000)	(14,458,000,000)	(28,008,000,000)	(24,899,000,000)	(37,957,000,000)
(Increase) decrease in accrued interest receivable	1,000,000	(4,000,000)	(8,000,000)	33,000,000	44,000,000
Net proceeds from sales of trading securities			0	0	170,000,000
Decrease (increase) in other assets, excludes purchase of other investments	(58,000,000)	43,000,000	211,000,000	(33,000,000)	125,000,000
Net charge-offs in representation and warranty reserve			(1,000,000)	(18,000,000)	(193,000,000)
Increase (decrease) in other liabilities	31,000,000	6,000,000	(10,000,000)	12,000,000	(306,000,000)
Changes in fair value of MSRs, DOJ liability and long-term debt	(197,000,000)	(334,000,000)
Net cash used in operating activities	(5,153,000,000)	(5,046,000,000)	(9,547,000,000)	(8,145,000,000)	(1,562,000,000)
Investing Activities
Proceeds from sale of available for sale securities including loans that have been securitized	5,943,000,000	4,558,000,000	9,098,000,000	9,191,000,000	3,412,000,000
Collection of principal on investment securities available-for-sale	68,000,000	124,000,000	218,000,000	160,000,000	55,000,000
Purchase of investment securities available-for-sale and other	(68,000,000)	(724,000,000)	(1,148,000,000)	(1,278,000,000)	(1,057,000,000)
Collection of principal on investment securities held-to-maturity (HTM)	72,000,000	0	85,000,000	0	0
Purchase of investment securities held-to-maturity	(15,000,000)	0	(217,000,000)	0	0
Proceeds received from the sale of held-for-investment (HFI) loans	228,000,000	710,000,000	946,000,000	73,000,000	1,434,000,000
Origination and purchase of loans HFI, net of principal repayments	(812,000,000)	(1,717,000,000)	(3,130,000,000)	(923,000,000)	666,000,000
Purchase of bank owned life insurance	(85,000,000)	(150,000,000)	(175,000,000)	0	0
Proceeds from the disposition of repossessed assets	9,000,000	13,000,000	24,000,000	39,000,000	117,000,000
Net (purchase) redemption of Federal Home Loan Bank stock			(15,000,000)	54,000,000	92,000,000
Acquisitions of premises and equipment, net of proceeds	(25,000,000)	(19,000,000)	(46,000,000)	(33,000,000)	(36,000,000)
Proceeds from the sale of mortgage servicing rights	21,000,000	100,000,000	245,000,000	226,000,000	851,000,000
Net cash provided by investing activities	5,334,000,000	2,937,000,000	5,885,000,000	7,509,000,000	5,534,000,000
Financing Activities
Net increase (decrease) in deposit accounts	636,000,000	580,000,000	866,000,000	928,000,000	(2,154,000,000)
Proceeds from increases in Federal Home Loan Bank advances	150,000,000	14,480,000,000	37,399,000,000	18,972,000,000	4,315,000,000
Repayment of Federal Home Loan Bank advances	0	(12,796,000,000)	(34,372,000,000)	(19,446,000,000)	(6,507,000,000)
Repayment of trust preferred securities and long-term debt			(88,000,000)	(29,000,000)	(20,000,000)
Net receipt (disbursement) of payments of loans serviced for others	52,000,000	(3,000,000)	(76,000,000)	70,000,000	(278,000,000)
Net receipt (disbursement) of escrow payments	4,000,000	8,000,000	5,000,000	(4,000,000)	0
Repayments of long-term debt	0	(50,000,000)
Net change in short-term borrowings	(1,047,000,000)	0
Net cash provided by (used in) financing activities	(205,000,000)	2,219,000,000	3,734,000,000	491,000,000	(4,644,000,000)
Net increase (decrease) in cash and cash equivalents	(24,000,000)	110,000,000	72,000,000	(145,000,000)	(672,000,000)
Beginning cash and cash equivalents	208,000,000	136,000,000	136,000,000	281,000,000	953,000,000
Ending cash and cash equivalents	184,000,000	246,000,000	208,000,000	136,000,000	281,000,000
Supplemental disclosure of cash flow information
Interest paid on deposits and other borrowings	37,000,000	26,000,000	58,000,000	32,000,000	143,000,000
Income tax payments (refund)	2,000,000	3,000,000	6,000,000	(1,000,000)	6,000,000
FHLB prepayment penalty payment			0	0	178,000,000
Non-cash reclassification of investment securities AFS to HTM			1,112,000,000	0	0
Non-cash reclassification of loans originated HFI to loans HFS	1,331,000,000	775,000,000	1,140,000,000	426,000,000	832,000,000
Non-cash reclassification of mortgage loans originated HFS to HFI/Recharacterization of investment securities AFS to loans HFI	0	27,000,000	30,000,000	19,000,000	64,000,000
Non-cash reclassification of mortgage loans HFS to AFS securities	5,768,000,000	4,566,000,000	8,853,000,000	8,800,000,000	3,376,000,000
Initial non-cash reclassification of loans with government guarantees to other assets	0	373,000,000	373,000,000	0	0
Mortgage servicing rights resulting from sale or securitization of loans	$ 122,000,000	$ 146,000,000	260,000,000	271,000,000	402,000,000
Reconsolidation of HELOC's of variable interest entities (VIEs)			0	0	171,000,000
Reconsolidation of long-term debt of VIEs			0	0	120,000,000
Available-for-sale Securities
Supplemental disclosure of cash flow information
Non-cash reclassification of mortgage loans originated HFS to HFI/Recharacterization of investment securities AFS to loans HFI			$ 0	$ 0	$ 91,000,000